Advances To Suppliers (Details) - Schedule of Advances to Suppliers Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Advances To Suppliers [Line Items]
Advances to suppliers	$ 1,608,941	$ 6,613,280